Lease Obligations and Commitments (Details) - Schedule of Lease Liabilities - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Lease Liabilities [Abstract]
Lease liabilities recognized	$ 128,560	$ 367,884
Lease payments made	(131,576)	(260,184)
Interest expense on lease liabilities	3,016	$ 20,860
Lease liabilities, Gross	0
Less: current portion	0
At September 30, 2023 – non-current portion	$ 0